Note 10 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of defined benefit plans [text block]
	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Allowance for retirement defined benefit	2,255	3,282	3,281
Allowance for seniority awards	366	415	479
Total Defined benefit obligations	2,621	3,697	3,760

Disclosure of actuarial assumptions for defined benefit plans [text block]
	Year ended December 31,
	2017	2018	2019
Economic assumptions
Discount rate (iBoxx Corporate AA) for retirement	1.70%	1.80%	1.05%
Annual rate of increase in wages	3.00%	4.50%	3.00%
Demographical assumptions
Type of retirement	At the initiative of the employee	At the initiative of the employee	At the initiative of the employee
Annual mobility rate	1.6%	2.0%	1.9%
Rate of contributions	45.20%	45.20%	47.07%
Rate of wages costs	23.29%	23.29%	22.54%
Age at retirement
- Executives (years)	64	64	64
- Non executives (years)	62	62	62
Mortality table	TH-TF 00-02	TH-TF 00-02	TH-TF 00-02
Annual turnover by tranche of age	All personnel	All personnel	All personnel
16-24 years	4.0%	5.0%	5.0%
25-29 years	2.5%	3.0%	3.5%
30-34 years	2.0%	2.5%	2.5%
35-39 years	1.5%	2.0%	2.0%
40-44 years	1.0%	1.5%	1.5%
45-49 years	0.5%	1.0%	1.0%
+50 years	0%	0%	0%

Disclosure of net defined benefit liability (asset) [text block]
As of January 1, 2017	2,418
Service cost	363
Interest costs	36
Actuarial gain	(196)
As of December 31, 2017	2,621
Service cost	434
Interest costs	43
Actuarial loss	599
As of December 31, 2018	3,697
Service cost	630
Interest costs	55
Actuarial gain	(622)
As of December 31, 2019	3,760